INCOME TAXES - ADDITIONAL INFORMATION (DETAILS) (USD $)	12 Months Ended
	Jun. 30, 2013 countries	Jun. 30, 2012	Jun. 30, 2011
Number of Income Tax Jurisdiction	150
Income Tax Effects Allocated Directly to Equity	$ 503,000,000	$ (661,000,000)
Unrecognized tax benefits, accrued interest	413,000,000	439,000,000	475,000,000
Unrecognized tax benefits, accrued penalties	34,000,000	66,000,000	80,000,000
Unrecognized tax benefits, recognized interest	24,000,000	2,000,000	197,000,000
Unrecognized tax benefits, recognized penalties	32,000,000	10,000,000	16,000,000
Undistributed earnings of foreign subsidiaries	42,000,000,000
Liability for unrecognized tax benefit that, if recognized, would impact the effective tax rate	1,200,000,000
Net operating loss carryforwards	3,100,000,000	2,800,000,000
Minimum [Member]
Number of Jurisdictional Audits	40
Maximum [Member]
Number of Jurisdictional Audits	50
Net Operating Loss, Expiring Within 20 Years
Net operating loss carryforwards	1,400,000,000
Net Operating Loss, Indefinite Life
Net operating loss carryforwards	$ 1,700,000,000